UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Wahsington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:          David A. Charnes
Address:       CSX Capital Management, Inc.
               901 East Cary Street, Suite 1600
               Richmond, VA   23219

Form 13F File Number:  28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David A. Charnes
Title:         Vice President
Phone:         (804) 782-6738

Signature, Place, and Date of Signing:

/s/David A. Charnes               Richmond, VA             May 12, 1999
-------------------

Report Type (Check only one):

[X]     13F HOLDINGS REPORT.   (Check  here if  all holdings  of this  reporting
        manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:     $291,701,350


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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

     Form 13F INFORMATION TABLE



           Name of Issuer    Title of Class  CUSIP      Value      Shares or Share/ PUT/   Invest.   Other   Voting Authority Shares
                                                                   Prin Amt   PRN   CALL  Discretion Mgrs.   -----------------------
                                                                                                             Sole      Shared   None
GENUINE PT CO                     Common    372460-10   7,203,125    250,000                Sole               250,000
CHUBB CORP                        Common    171232-10   5,856,250    100,000                Sole               100,000
AMER HOME PROD CORP               Common    026609-10   4,241,250     65,000                Sole                65,000
BRISTOL MYERS SQIBB CO            Common    110122-10   5,771,250     90,000                Sole                90,000
BESTFOODS COM                     Common    08658U-10   7,050,000    150,000                Sole               150,000
GEN MILLS INC                     Common    370334-10   7,556,250    100,000                Sole               100,000
KIMBERLY-CLARK CORP               Common    494368-10   7,670,000    160,000                Sole               160,000
PENNEY J.C CO INC                 Common    708160-10   6,075,000    150,000                Sole               150,000
MCGRAW HILL COMPANIES INC COM     Common    580645-10   4,087,500     75,000                Sole                75,000
HALLIBURTON CO COM                Common    406216-10   7,700,000    200,000                Sole               200,000
FORTUNE BRANDS INC                Common    349631-10   7,700,000    200,000                Sole               200,000
ALLEGY TELEDYNE INC COM           Common    017415-10   5,207,813    275,000                Sole               275,000
HEWLETT-PACKARD CO                Common    428236-10   8,476,563    125,000                Sole               125,000
BANKERS TR CORP COM               Common    066365-10   6,618,750     75,000                Sole                75,000
CHEVRON CORP COM                  Common    166751-10   8,875,000    100,000                Sole               100,000
MOBIL CORP                        Common    607059-10  10,560,000    120,000                Sole               120,000
TEXACO INC                        Common    881694-10   7,093,750    125,000                Sole               125,000
DU PONT E I DE NEMOURS            Common    263534-10   4,354,688     75,000                Sole                75,000
EASTMAN CHEM CO                   Common    277432-10   3,154,688     75,000                Sole                75,000
CONAGRA INC COM                   Common    205887-10   7,046,875    275,000                Sole               275,000
TENNECO INC                       Common    88037E-10   5,587,500    200,000                Sole               200,000
UN CAMP CORP                      Common    905530-10   6,712,500    100,000                Sole               100,000
WEYERHAEUSER CO                   Common    962166-10   5,550,000    100,000                Sole               100,000
GATX CORP                         Common    361448-10   3,787,813    115,000                Sole               115,000
THOMAS & BETTS CORP               Common    884315-10   6,385,625    170,000                Sole               170,000
DEERE & CO                        Common    244199-10   6,759,375    175,000                Sole               175,000
DPL CO                            Common    233293-10   5,940,000    360,000                Sole               360,000
EATON CORP                        Common    278058-10   6,077,500     85,000                Sole                85,000
MORGAN J P & CO INC COM           Common    616880-10   8,019,375     65,000                Sole                65,000
NATL CY CORP                      Common    635405-10   9,956,250    150,000                Sole               150,000
MARSH & MC LENNAN CO'S INC        Common    571748-10  10,580,625    142,500                Sole               142,500
AMER GEN CORP COM                 Common    026351-10   7,050,000    100,000                Sole               100,000
TECO ENERGY INC COM               Common    872375-10   3,975,000    200,000                Sole               200,000
AMERITECH CORP                    Common    030954-10   8,643,750    150,000                Sole               150,000
GTE CORP                          Common    362320-10   6,957,500    115,000                Sole               115,000
SBC COMMUNICATIONS INC.           Common    78387G-10   7,078,125    150,000                Sole               150,000
SYSCO CORP COM                    Common    871829-10   7,893,750    300,000                Sole               300,000
ANHEUSER-BUSCH CO INC COM         Common    035229-10   7,612,500    100,000                Sole               100,000
MAYTAG CORP COM                   Common    578592-10   6,037,500    100,000                Sole               100,000
RPM INC COM                       Common    749685-10   4,659,375    350,000                Sole               350,000
CONOCO INC                        Common    208251-30   4,912,500    200,000                Sole               200,000
EMERSON ELEC CO                   Common    291011-10   4,499,688     85,000                Sole                85,000
FIRST SEC CORP                    Common    336294-10   2,703,750    140,000                Sole               140,000
DAIMLER CHRYSLER                  Common    D1668R-12   5,350,409     62,350                Sole                62,350
SAFECO CORP COM                   Common    786429-10   6,672,188    165,000                Sole               165,000
GRAND TOTAL                                           291,701,350  6,664,850                                 6,664,850

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